Stockholders' equity - Treasury stock activity (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jul. 31, 2016	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Treasury stock activity
Value of shares repurchased				$ 1,280	$ 1,501	$ 1,015
Purchases of treasury stock				1,299	1,487	1,003
Open market stock repurchases
Treasury stock activity
Shares repurchased			12.0
Value of shares repurchased			$ 282
Share repurchase program ending no later than September 2016
Treasury stock activity
Value of shares repurchased	$ 3,000			$ 1,280	$ 1,501	$ 733
Treasury shares held for cancellation under the buyback program	146.6			60.4	60.2	26.0
Treasury shares repurchase to supports its employee share programs	24.7			4.9	13.1	6.8
Value of shares repurchased to support employee share programs	$ 500
Shares cancelled under the buyback program		100.0
Value of shares cancelled under the buyback program		$ 2,047
Share repurchase program ending no later than September 2016 | Maximum
Treasury stock activity
Authorized amount of share buyback program	$ 4,000